SCHEDULE OF REVENUE BY PRODUCT LINE (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Revenue from External Customer [Line Items]
Total Net Sales	$ 2,440,000	$ 2,625,000	$ 4,866,000	$ 6,008,000	$ 29,198,000	$ 39,299,000	$ 47,512,000
Classic Karaoke Machines [Member]
Revenue from External Customer [Line Items]
Total Net Sales	1,257,000	1,463,000	2,308,000	2,729,000
Licensed Products [Member]
Revenue from External Customer [Line Items]
Total Net Sales	107,000	8,000	198,000	(4,000)	549,000	95,000	1,645,000
SMC Kids Toys [Member]
Revenue from External Customer [Line Items]
Total Net Sales	102,000	21,000	171,000	154,000
Microphones and Accessories [Member]
Revenue from External Customer [Line Items]
Total Net Sales	865,000	957,000	1,818,000	2,737,000	3,283,000	7,802,000	4,185,000
Music and Other Income [Member]
Revenue from External Customer [Line Items]
Total Net Sales	$ 109,000	$ 176,000	$ 371,000	$ 392,000
Karaoke Machines [Member]
Revenue from External Customer [Line Items]
Total Net Sales					24,189,000	28,856,000	38,869,000
Kids Youth Electronics [Member]
Revenue from External Customer [Line Items]
Total Net Sales					565,000	1,872,000	2,277,000
Music Subscriptions [Member]
Revenue from External Customer [Line Items]
Total Net Sales					$ 612,000	$ 674,000	$ 536,000